Other Assets and Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Other Assets

Other assets

	December 31, 2017		December 31, 2016
Agreement with customers	Ps.	849	Ps.	793
Long term prepaid advertising expenses		298		392
Guarantee deposits (1)		3,491		3,757
Prepaid bonuses		151		103
Advances to acquire property, plant and equipment		266		173
Recoverable taxes		1,674		1,653
Indemnifiable assets from business combinations (2)		4,510		8,081
Recoverable taxes from business combinations		458		—
Others		828		1,230

	Ps.	12,525	Ps.	16,182

(1)	As it is customary in Brazil, the Company is required to collaterize tax, legal and labor contingencies by guarantee deposits including those related to business acquisitions (see Note 25.7).
(2)	Corresponds to indemnifiable assets that are warranteed by former Vonpar owners as per the share purchase agreement.

Disclosure of Other Financial Assets

Other financial assets

	December 31, 2017		December 31, 2016
Non-current accounts receivable	Ps.	733	Ps.	511
Derivative financial instruments (see Note 20)		10,137		14,729
Investments in other entities (1)		1,039		—
Others		164		105

	Ps.	12,073	Ps.	15,345

(1)	Investment in Venezuela subsidiary, Coca-Cola FEMSA determined that the deteriorating conditions in Venezuela had led the Company to no longer meet the accounting criteria to consolidate its Venezuelan subsidiary, the impacts of such deconsolidation are discussed in Note 3.3 above.